RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
SCHEDULE OF DUE FROM TO RELATED PARTIES

(a) Due to related parties

	Related party relationship	September 30, 2024	September 30, 2023

Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	$81,089	$3,392
Wenhu Guo	Senior Management of the Company	11,543	6,168
Jing Liu	Wife of the controlling shareholder	-	18,925
Sheying Wang	Senior Management of the Company	145,634	3,016
Yuantao Wang	49% shareholder of Tianjin YHX	18,105	23,650
Shujie Mou	Senior Management of Tianjin YHX	-	28,229
Shaanxi Meishengyuan Biotechnology Co., Ltd	Mr Hu, the Chief Executive Officer and Controlling shareholder of the Company, is also the majority shareholder and director of this company	43
Total due to related parties		$256,414	$77,212

As of September 30, 2024 and 2023, the balance of due to related parties was comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

(b) Due from related parties

	Related party relationship	September 30, 2024	September 30, 2023

Wenjuan Chen	Senior Management of the Company	$4,700	$8,358
Lu Jiang	Employee of the Company	768	53
Jing Liu	Wife of the controlling shareholder	7,709	-
Wenhu Guo	Senior Management of the Company	10,544	-
Shujie Mou	Senior Management of Tianjin YHX	2,953	-
Shaanxi Kangdi Health Technology Co., LTD	25% shareholder of Xi’an Shanfang	6,555	-
Total due from related parties		$33,228	$8,411

As of September 30, 2024 and 2023, the balance of due from related parties was mainly comprised of advance to the employees for business purposes.